Prepayments, Deposits And Other Receivables	12 Months Ended
Dec. 31, 2022
Prepayments, Deposits And Other Receivables [Abstract]
Prepayments, Deposits And Other Receivables
12.	PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES

	As of December 31,
	2021	2022
	HK$	HK$

Consideration receivables on disposal of investments to independent third parties	—	361,880,000
Consideration receivable on disposal of subsidiaries to independent third parties (Note 5(c))	—	350,000,000
Receivables from former subsidiaries	—	187,300,371
Prepayments	20,720,272	14,143,937
Deposits	516,399	899,027
Other receivables	679,711	58,359,326
Less: impairment loss provided under expected credit loss model	—	(3,920,121)

	21,916,382	968,662,540

The expected credit loss was assessed with reference

to the credit status of the debtors, and the expected credit loss as of December 31, 2021 is considered to be minimal and HK$3,920,121 was provided during the year ended December 31, 2022.
None of the above assets is past due or credit-impaired. The consideration receivables on disposal of investments and subsidiaries and receivables from former subsidiaries are subsequently fully settled as of the date of these financial statements. The other financial assets included in the above balances relate to receivables for which there was no recent history of default.